Loans Receivable And Allowance For Credit Losses	12 Months Ended
Sep. 30, 2013
Loans Receivable And Allowance For Credit Losses [Abstract]
Loans Receivable And Allowance For Credit Losses

4. LOANS RECEIVABLE and ALLOWANCE FOR CREDIT LOSSES

Loans receivable, net at September 30, 2013 and 2012 is summarized as follows:

	2013	2012
	(Dollars in thousands)
Real Estate Loans:
One- to four-family	$5,743,047	$5,392,429
Multi-family and commercial	50,358	48,623
Construction	77,743	52,254
Total real estate loans	5,871,148	5,493,306

Consumer Loans:
Home equity	135,028	149,321
Other	5,623	6,529
Total consumer loans	140,651	155,850

Total loans receivable	6,011,799	5,649,156

Less:
Undisbursed loan funds	42,807	22,874
ACL	8,822	11,100
Discounts/unearned loan fees	23,057	21,468
Premiums/deferred costs	(21,755)	(14,369)
	$5,958,868	$5,608,083

The Bank is subject to numerous lending-related regulations. The limit of aggregate loans to one borrower is the greater of 15% of the Bank’s unimpaired capital and surplus, and $500 thousand.  As of September 30, 2013, the Bank was in compliance with this limitation.

Aggregate loans to executive officers, directors and their associates did not exceed 5% of stockholders’ equity as of September 30, 2013 and 2012.  Such loans were made under terms and conditions substantially the same as loans made to parties not affiliated with the Bank.

The Bank recognized net gains of $228 thousand, $248 thousand, and $298 thousand for the years ended September 30, 2013, 2012, and 2011, respectively, as a result of selling LHFS.  The net gains are included in other non-interest income in the consolidated statements of income.

As of September 30, 2013 and 2012, the Bank serviced loans for others aggregating approximately $237.7 million and $349.7 million, respectively.  Such loans are not included in the accompanying consolidated balance sheets.  Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing.  Loan servicing income includes servicing fees withheld from investors and certain charges collected from borrowers, such as late payment fees. The Bank held borrowers’ escrow balances on loans serviced for others of $4.1 million and $5.5 million as of September 30, 2013 and 2012, respectively.

Lending Practices and Underwriting Standards  - Originating and purchasing loans secured by one- to four-family residential properties is the Bank’s primary lending business, resulting in a loan concentration in residential first mortgage loans.  The Bank purchases one- to four-family loans, on a loan-by-loan basis, from a select group of correspondent lenders in 23 states.    Additionally, the Bank periodically purchases whole one- to four-family loans in bulk packages from nationwide and correspondent lenders.  The Bank also makes consumer loans, construction loans secured by residential or commercial properties, and real estate loans secured by multi-family dwellings.  As a result of our one- to four-family lending activities, the Bank has a concentration of loans secured by real property located in Kansas and Missouri.

One- to four-family loans - One- to four-family loans are underwritten generally in accordance with FHLMC and FNMA underwriting guidelines.  Full documentation to support the applicant’s credit, income, and sufficient funds to cover all applicable fees and reserves at closing are required on all loans.  Properties securing one- to four-family loans are appraised by either staff appraisers or fee appraisers, both of which are independent of the loan origination function and approved by our Board of Directors.

The underwriting standards for loans purchased from correspondent and nationwide lenders are generally similar to the Bank’s internal underwriting standards.  The underwriting of correspondent loans is performed primarily by the Bank’s underwriters, but some are underwritten by a third party, independent of the correspondent lender, to ensure general consistency to the Bank’s underwriting standards.    Before committing to a bulk loan purchase, the Bank’s Chief Lending Officer or Secondary Marketing Manager reviews specific criteria such as loan amount, credit scores, LTV ratios, geographic location, and debt ratios of each loan in the pool.  If the specific criteria do not meet the Bank’s underwriting standards and compensating factors are not sufficient, then a loan will be removed from the population.  Before the bulk loan purchase is funded, an internal Bank underwriter or a third party reviews at least 25%  of the loan files to confirm loan terms, credit scores, debt service ratios, property appraisals, and other underwriting related documentation.  For the tables within this Note, correspondent purchased loans are included with originated loans, and bulk purchased loans are reported as purchased loans.

The Bank also originates construction-to-permanent loans secured by one- to four-family residential real estate.  The majority of the one- to four-family construction loans are secured by property located within the Bank’s Kansas City market area.  Construction loans are obtained by homeowners who will occupy the property when construction is complete.  Construction loans to builders for speculative purposes are not permitted.  The application process includes submission of complete plans, specifications, and costs of the project to be constructed.  All construction loans are manually underwritten using the Bank’s internal underwriting standards.  Construction draw requests and the supporting documentation are reviewed and approved by management.  The Bank also performs regular documented inspections of the construction project to ensure the funds are being used for the intended purpose and the project is being completed according to the plans and specifications provided.

Multi-family and commercial loans - The Bank’s multi-family, commercial real estate and commercial construction loans are originated by the Bank or are in participation with a lead bank.  These loans are granted based on the income producing potential of the property and the financial strength of the borrower.  At the time of origination, LTV ratios on multi-family, commercial real estate and commercial construction loans cannot exceed 80%  of the appraised value of the property securing the loans.  The net operating income, which is the income derived from the operation of the property less all operating expenses, must be sufficient to cover the payments related to the outstanding debt at the time of origination.  The Bank generally requires personal guarantees of the borrowers covering a portion of the debt in addition to the security property as collateral for these loans.  Appraisals on properties securing these loans are performed by independent state certified fee appraisers.

Consumer loans - The Bank offers a variety of secured consumer loans, including home equity loans and lines of credit, home improvement loans, auto loans, and loans secured by savings deposits.  The Bank also originates a very limited amount of unsecured loans.  The Bank does not originate any consumer loans on an indirect basis, such as contracts purchased from retailers of goods or services which have extended credit to their customers.  The majority of the consumer loan portfolio is comprised of home equity lines of credit for which the Bank also has the first mortgage or there is no first mortgage.

The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan.  Although creditworthiness of the applicant is a primary consideration, the underwriting process also includes a comparison of the value of the security in relation to the proposed loan amount.

Credit Quality Indicators  - Based on the Bank’s lending emphasis and underwriting standards, management has segmented the loan portfolio into three segments: (1) one- to four-family loans; (2) consumer loans; and (3) multi-family and commercial loans.  The one- to four-family and consumer segments are further grouped into classes for purposes of providing disaggregated information about the credit quality of the loan portfolio.  The classes are:  one- to four-family loans – originated, one- to four-family loans – purchased, consumer loans – home equity, and consumer loans – other.

The Bank’s primary credit quality indicators for the one- to four-family loan and consumer – home equity loan portfolios are delinquency status, asset classifications, LTV ratios and borrower credit scores.  The Bank’s primary credit quality indicators for the multi-family and commercial loan and consumer – other loan portfolios are delinquency status and asset classifications.

The following tables present the recorded investment, by class, of loans 30 to 89 days delinquent, loans 90 or more days delinquent or in foreclosure, total delinquent loans, total current loans, and total recorded investment at the dates presented.  The recorded investment in loans is defined as the unpaid principal balance of a loan (net of unadvanced funds related to loans in process), less charge-offs and inclusive of unearned loan fees and deferred costs.  At September 30, 2013 and September 30, 2012, all loans 90 or more days delinquent were on nonaccrual status.  In addition to loans 90 or more days delinquent, the Bank also had $6.7 million and $10.0 million of originated loan TDRs classified as nonaccrual at September 30, 2013 and 2012, respectively, as well as $280 thousand and $2.4 million of purchased loan TDRs classified as nonaccrual at September 30, 2013 and 2012, respectively, as required by the OCC.  Of the loans required by the OCC to be classified as nonaccrual, $5.9 million and $11.2 million were current at September 30, 2013 and 2012, respectively.  At September 30, 2013 and 2012, the balance of loans on nonaccrual status was $26.4 million and $31.8 million, respectively.

	September 30, 2013
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$18,889	$9,379	$28,268	$5,092,581	$5,120,849
One- to four-family loans - purchased	7,842	9,695	17,537	631,050	648,587
Multi-family and commercial loans	--	--	--	57,603	57,603
Consumer - home equity	848	485	1,333	133,695	135,028
Consumer - other	35	5	40	5,583	5,623
	$27,614	$19,564	$47,178	$5,920,512	$5,967,690

	September 30, 2012
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$14,902	$8,602	$23,504	$4,590,194	$4,613,698
One- to four-family loans - purchased	7,788	10,530	18,318	771,755	790,073
Multi-family and commercial loans	--	--	--	59,562	59,562
Consumer - home equity	521	369	890	148,431	149,321
Consumer - other	106	27	133	6,396	6,529
	$23,317	$19,528	$42,845	$5,576,338	$5,619,183

In accordance with the Bank’s asset classification policy, management regularly reviews the problem loans in the Bank’s portfolio to determine whether any loans require classification.  Loan classifications are defined as follows:

•

Special mention - These loans are performing loans on which known information about the collateral pledged or the possible credit problems of the borrower(s) have caused management to have doubts as to the ability of the borrower(s) to comply with present loan repayment terms and which may result in the future inclusion of such loans in the non-performing loan categories.

•

Substandard - A loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Substandard loans include those characterized by the distinct possibility the Bank will sustain some loss if the deficiencies are not corrected.

•

Doubtful - Loans classified as doubtful have all the weaknesses inherent as those classified as substandard, with the added characteristic that the weaknesses present make collection or liquidation in full on the basis of currently existing facts and conditions and values highly questionable and improbable.

•	Loss - Loans classified as loss are considered uncollectible and of such little value that their continuance as assets on the books is not warranted.

The following table sets forth the recorded investment in loans classified as special mention or substandard at the dates presented, by class.  Special mention and substandard loans are included in the formula analysis model if the loan is not individually evaluated for loss.  Loans classified as doubtful or loss are individually evaluated for loss.  At the dates presented, there were no loans classified as doubtful, and all loans classified as loss were fully charged-off.  The increase in substandard loans between September 30, 2012 and 2013 was due primarily to TDRs, including Chapter 7 TDRs.

	September 30,
	2013		2012
	Special Mention	Substandard	Special Mention	Substandard
	(Dollars in thousands)
One- to four-family - originated	$29,359	$27,761	$36,055	$23,153
One- to four-family - purchased	1,871	14,195	2,829	14,538
Multi-family and commercial	1,976	--	2,578	--
Consumer - home equity	87	819	413	815
Consumer - other	--	13	--	39
	$33,293	$42,788	$41,875	$38,545

The following table shows the weighted average credit score and weighted average LTV for originated and purchased one- to four-family loans and originated consumer home equity loans at the dates presented.  Borrower credit scores are intended to provide an indication as to the likelihood that a borrower will repay their debts.  Credit scores are updated at least semiannually, with the last update in September 2013, and obtained from a nationally recognized consumer rating agency.  The LTV ratios provide an estimate of the extent to which the Bank may incur a loss on any given loan that may go into foreclosure.  The LTV ratios were based on the current loan balance and either the lesser of the purchase price or original appraisal, or the most recent bank appraisal, if available.  In most cases, the most recent appraisal was obtained at the time of origination.

	September 30,
	2013		2012
	Credit Score	LTV	Credit Score	LTV
One- to four-family - originated	762	65%	763	65%
One- to four-family - purchased	747	67	749	67
Consumer - home equity	746	19	747	19
	760	64%	761	64%

TDRs – The following tables present the recorded investment prior to restructuring and immediately after restructuring for all loans restructured during the years ended September 30, 2013, 2012, and 2011.  These tables do not reflect the recorded investment at the end of the periods indicated.  The increase in the recorded investment at the time of the restructuring was generally due to the capitalization of delinquent interest and/or escrow balances.

	For the Year Ended September 30, 2013
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	178	$30,707	$30,900
One- to four-family loans - purchased	9	2,324	2,366
Multi-family and commercial loans	2	82	79
Consumer - home equity	14	297	305
Consumer - other	--	--	--
	203	$33,410	$33,650

	For the Year Ended September 30, 2012
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	232	$33,683	$33,815
One- to four-family loans - purchased	14	3,878	3,877
Multi-family and commercial loans	--	--	--
Consumer - home equity	23	466	475
Consumer - other	1	12	12
	270	$38,039	$38,179

	For the Year Ended September 30, 2011
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	158	$27,250	$26,936
One- to four-family loans - purchased	4	1,563	1,555
Multi-family and commercial loans	--	--	--
Consumer - home equity	5	224	227
Consumer - other	--	--	--
	167	$29,037	$28,718

The following table provides information on TDRs restructured within the last 12 months that became delinquent during the years presented.

	For the Years Ended
	September 30, 2013		September 30, 2012		September 30, 2011
	Number		Number		Number
	of	Recorded	of	Recorded	of	Recorded
	Contracts	Investment	Contracts	Investment	Contracts	Investment
	(Dollars in thousands)
One- to four-family loans - originated	38	$3,341	14	$2,340	13	$1,353
One- to four-family loans - purchased	6	1,270	--	--	--	--
Multi-family and commercial loans	--	--	--	--	--	--
Consumer - home equity	3	22	--	--	--	--
Consumer - other	1	10	--	--	--	--
	48	$4,643	14	$2,340	13	$1,353

Impaired loans - The following is a summary of information pertaining to impaired loans by class as of the dates presented.

	September 30, 2013			September 30, 2012
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	ACL	Investment	Balance	ACL
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$12,950	$13,543	$--	$10,729	$10,765	$--
One- to four-family - purchased	13,882	16,645	--	15,340	15,216	--
Multi-family and commercial	--	--	--	--	--	--
Consumer - home equity	577	980	--	882	881	--
Consumer - other	2	7	--	27	27	--
	27,411	31,175	--	26,978	26,889	--
With an allowance recorded
One- to four-family - originated	35,520	35,619	209	41,125	41,293	268
One- to four-family - purchased	2,034	2,015	29	2,028	2,016	54
Multi-family and commercial	73	74	2	--	--	--
Consumer - home equity	492	492	78	307	307	52
Consumer - other	11	11	1	12	12	1
	38,130	38,211	319	43,472	43,628	375
Total
One- to four-family - originated	48,470	49,162	209	51,854	52,058	268
One- to four-family - purchased	15,916	18,660	29	17,368	17,232	54
Multi-family and commercial	73	74	2	--	--	--
Consumer - home equity	1,069	1,472	78	1,189	1,188	52
Consumer - other	13	18	1	39	39	1
	$65,541	$69,386	$319	$70,450	$70,517	$375

The following is a summary of information pertaining to impaired loans by class for the years ended September 30, 2013, 2012, and 2011.  The decrease in the average recorded investment in loans with no related allowance recorded and the corresponding increase in the average recorded investment in loans with an allowance recorded between fiscal years 2012 and 2013 was due primarily to a change in our process of evaluating TDRs for impairment that occurred in the latter half of fiscal year 2012.  Generally, only TDRs that are 180 days or more delinquent are individually evaluated for impairment, whereas prior to the change in our process during fiscal year 2012, all TDRs were individually evaluated for impairment.  This change was primarily driven by the implementation of a new loan charge-off policy during the year ended September 30, 2012 in order to conform to regulatory reporting requirements.

	For the Years Ended
	September 30, 2013		September 30, 2012		September 30, 2011
	Average	Interest	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$9,763	$321	$41,396	$176	$41,401	$1,467
One- to four-family - purchased	14,730	186	12,296	126	7,381	58
Multi-family and commercial	--	--	223	--	578	36
Consumer - home equity	567	39	543	6	672	14
Consumer - other	19	--	11	--	46	--
	25,079	546	54,469	308	50,078	1,575
With an allowance recorded
One- to four-family - originated	40,590	1,651	10,886	1,330	2,419	102
One- to four-family - purchased	2,052	74	6,138	51	14,576	156
Multi-family and commercial	58	3	--	--	--	--
Consumer - home equity	534	23	226	4	80	3
Consumer - other	23	1	6	--	--	--
	43,257	1,752	17,256	1,385	17,075	261
Total
One- to four-family - originated	50,353	1,972	52,282	1,506	43,820	1,569
One- to four-family - purchased	16,782	260	18,434	177	21,957	214
Multi-family and commercial	58	3	223	--	578	36
Consumer - home equity	1,101	62	769	10	752	17
Consumer - other	42	1	17	--	46	--
	$68,336	$2,298	$71,725	$1,693	$67,153	$1,836

Allowance for Credit Losses - The following is a summary of the activity in the ACL by segment and the ending balance of the ACL based on the Company’s impairment methodology for and at the beginning and end of the periods presented.  Net charge-offs during the year ended September 30, 2013 were $1.2 million, of which $381 thousand related to loans that were primarily discharged in a prior fiscal year under Chapter 7 bankruptcy, that must be, pursuant to regulatory guidance issued in 2012, evaluated for collateral loss, even if they are current.  In January 2012, management implemented a new loan charge-off policy in accordance with regulatory requirements, which resulted in $3.5 million of specific valuation allowances (“SVAs”) being charged-off during fiscal year 2012.  The OCC does not permit the use of SVAs, which the Bank was previously utilizing for potential loan losses, as permitted by the Bank’s previous regulator.

	For the Year Ended September 30, 2013
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Beginning balance	$6,074	$4,453	$10,527	$219	$354	$11,100
Charge-offs	(637)	(761)	(1,398)	--	(259)	(1,657)
Recoveries	14	398	412	--	34	446
Provision for credit losses	320	(1,604)	(1,284)	(34)	251	(1,067)
Ending balance	$5,771	$2,486	$8,257	$185	$380	$8,822

	For the Year Ended September 30, 2012
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Beginning balance	$4,915	$9,901	$14,816	$254	$395	$15,465
Charge-offs	(892)	(5,186)	(6,078)	--	(357)	(6,435)
Recoveries	16	8	24	--	6	30
Provision for credit losses	2,035	(270)	1,765	(35)	310	2,040
Ending balance	$6,074	$4,453	$10,527	$219	$354	$11,100

	For the Year Ended September 30, 2011
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Beginning balance	$3,813	$10,425	$14,238	$275	$379	$14,892
Charge-offs	(414)	(2,928)	(3,342)	--	(145)	(3,487)
Recoveries	--	--	--	--	--	--
Provision for credit losses	1,516	2,404	3,920	(21)	161	4,060
Ending balance	$4,915	$9,901	$14,816	$254	$395	$15,465

The following is a summary of the loan portfolio and related ACL balances, at the dates presented, by loan portfolio segment disaggregated by the Company’s impairment method.  There was no ACL for loans individually evaluated for impairment at either date, as all potential losses were charged-off.

	September 30, 2013
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment in loans
collectively evaluated for impairment	$5,107,899	$634,705	$5,742,604	$57,603	$140,072	$5,940,279

Recorded investment in loans
individually evaluated for impairment	12,950	13,882	26,832	--	579	27,411
	$5,120,849	$648,587	$5,769,436	$57,603	$140,651	$5,967,690

ACL for loans collectively
evaluated for impairment	$5,771	$2,486	$8,257	$185	$380	$8,822

	September 30, 2012
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment in loans
collectively evaluated for impairment	$4,602,969	$774,734	$5,377,703	$59,562	$154,940	$5,592,205

Recorded investment in loans
individually evaluated for impairment	10,729	15,339	26,068	--	910	26,978
	$4,613,698	$790,073	$5,403,771	$59,562	$155,850	$5,619,183

ACL for loans collectively
evaluated for impairment	$6,074	$4,453	$10,527	$219	$354	$11,100

As previously noted, the Bank has a loan concentration in residential first mortgage loans.  Declines in residential real estate values could adversely impact the property used as collateral for the Bank’s loans.  Adverse changes in economic conditions and increasing unemployment rates may have a negative effect on the ability of the Bank’s borrowers to make timely loan payments, which would likely increase delinquencies and have an adverse impact on the Bank’s earnings.  Further increases in delinquencies would decrease interest income on loans receivable and would likely adversely impact the Bank’s loan loss experience, resulting in an increase in the Bank’s ACL and provision for credit losses.  Although management believes the ACL was at a level adequate to absorb inherent losses in the loan portfolio at September 30, 2013, the level of the ACL remains an estimate that is subject to significant judgment and short-term changes.